Investments - Net Realized and Unrealized Investment (Losses) Gains (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Schedule of Net Realized and Unrealized Investment (Losses) Gains
Net realized and unrealized investment (losses) gains	$ (389,632)	$ 232,491	$ 26,266
Trading securities
Schedule of Net Realized and Unrealized Investment (Losses) Gains
Net realized investment gains (losses) on trading securities	(201,950)	21,871	103,871
Change in net unrealized investment gains (losses)	(181,560)	210,620	(77,605)
Net realized and unrealized investment (losses) gains	(389,632)	232,491	26,266
Trading securities | Fixed maturities and short term investments
Schedule of Net Realized and Unrealized Investment (Losses) Gains
Net realized investment gains (losses) on trading securities	(224,887)	28,632	96,994
Change in net unrealized investment gains (losses)	(150,926)	124,033	(90,334)
Trading securities | Equities
Schedule of Net Realized and Unrealized Investment (Losses) Gains
Net realized investment gains (losses) on trading securities	14,601	(4,052)	157
Change in net unrealized investment gains (losses)	2,791	60,460	(14,850)
Trading securities | Other invested assets
Schedule of Net Realized and Unrealized Investment (Losses) Gains
Net realized investment gains (losses) on trading securities	7,136	(3,217)	5,365
Change in net unrealized investment gains (losses)	(25,607)	32,790	25,488
Trading securities | Funds Held - Directly Managed
Schedule of Net Realized and Unrealized Investment (Losses) Gains
Net realized investment gains (losses) on trading securities	1,200	508	1,355
Change in net unrealized investment gains (losses)	(6,484)	(5,567)	(676)
Trading securities | Other realized and unrealized investments gains (losses)
Schedule of Net Realized and Unrealized Investment (Losses) Gains
Change in net unrealized investment gains (losses)	(1,334)	(1,096)	2,767
Trading securities | Real Estate Investment
Schedule of Net Realized and Unrealized Investment (Losses) Gains
Other than Temporary Impairment Losses, Investments	$ (6,122)	$ 0	$ 0